Risk Management - Amounts recognized in profit or loss and other comprehensive income or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive income (loss) on cash flow hedges recognized during the year:
Total fair value gain (loss) included in other comprehensive income (loss)	$ (48,714)	$ 95,185	$ (66,861)
Reclassified from other comprehensive income (loss) to offset foreign exchange gains or losses	84,645	(60,042)	32,234
Other comprehensive income (losses) on cash flow hedges recognized during the year	35,931	35,143	(34,627)
Balance of cash flow hedges reserve at beginning of the year	516	(34,627)
Balance of cash flow hedges reserve at end of the year	$ 36,447	$ 516	$ (34,627)